Change In Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, beginning	$ 119,332	$ 119,150	$ 118,316
Accumulated impairment losses, beginning	(70,004)	(70,004)	(70,004)
Net Goodwill, beginning	49,328	49,146	48,312
Goodwill from business combinations	1,217	182	834
Goodwill, ending		119,332	119,150
Accumulated impairment losses, ending		(70,004)	(70,004)
Net Goodwill, ending	$ 50,545	$ 49,328	$ 49,146